PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 23.1%
Australia : 0.3%
27,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 27,678
0.0
17,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 17,578
0.0
7,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 7,174
0.0
27,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 26,759
0.0
271,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 236,495
0.2
40,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 37,149
0.1
21,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 21,340
0.0
30,000  Woodside Finance
Ltd., 5.400%,
05/19/2030 30,433
0.0
27,000  Woodside Finance
Ltd., 5.700%,
05/19/2032 27,536
0.0
27,000  Woodside Finance
Ltd., 6.000%,
05/19/2035 27,583
0.0
459,725
0.3
Belgium : 0.0%
17,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 15,786
0.0
Brazil : 0.5%
275,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 299,750
0.2
200,000
(1)
Nexa Resources SA,
6.600%,
04/08/2037 203,000
0.2
200,000
(1)
Raizen Fuels
Finance SA, 6.250%,
07/08/2032 197,700
0.1
700,450
0.5
Canada : 1.1%
40,000
(1)
1011778 BC ULC /
New Red Finance,
Inc., 4.000%,
10/15/2030 37,110
0.0
19,000
(2)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 19,104
0.0
53,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 53,268
0.0
32,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 31,918
0.0
50,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 50,926
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
55,000
(1)(3)
Bombardier, Inc.,
7.250%,
07/01/2031 $ 57,500
0.1
37,000  Brookfield Asset
Management Ltd.,
5.795%,
04/24/2035 37,864
0.0
25,000
(1)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 24,889
0.0
11,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 10,293
0.0
55,000
(1)
Capstone Copper
Corp., 6.750%,
03/31/2033 56,090
0.1
55,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 53,829
0.1
23,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 23,359
0.0
44,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 44,626
0.0
238,000
(1)
Federation des
Caisses Desjardins
du Quebec, 5.250%,
04/26/2029 244,207
0.2
67,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 65,719
0.1
253,000  National Bank of
Canada, 5.600%,
12/18/2028 261,280
0.2
55,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 56,043
0.1
80,000
(1)
NOVA Chemicals
Corp., 7.000%,
12/01/2031 83,588
0.1
2,000  Nutrien Ltd., 5.875%,
12/01/2036 2,063
0.0
11,000  Nutrien Ltd., 5.950%,
11/07/2025 11,026
0.0
75,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 68,335
0.1
27,000
(2)
Royal Bank of
Canada, 4.650%,
10/18/2030 27,016
0.0
12,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 12,179
0.0
19,000
(2)(3)
Royal Bank of
Canada, 4.970%,
05/02/2031 19,261
0.0
17,000
(2)
Royal Bank of
Canada, 5.153%,
02/04/2031 17,345
0.0
21,000  Royal Bank of
Canada, 5.200%,
08/01/2028 21,530
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
21,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 $ 21,560
0.0
23,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 23,710
0.0
30,000
(2)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 30,327
0.0
1,465,965
1.1
Chile : 0.5%
200,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 213,200
0.2
195,501
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 198,067
0.2
200,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 196,500
0.1
607,767
0.5
Colombia : 0.1%
180,000  Ecopetrol SA, 8.375%,
01/19/2036 178,200
0.1
Germany : 0.9%
10,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 10,196
0.0
175,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 180,536
0.1
150,000
(1)
Mercedes-Benz
Finance North
America LLC, 4.800%,
08/01/2029 151,410
0.1
290,000
(1)(3)
Siemens Financiering
Smaatschappij NV,
2.350%,
10/15/2026 283,516
0.2
215,000
(1)(3)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 217,397
0.2
205,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 206,651
0.1
200,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 213,203
0.2
1,262,909
0.9
Japan : 0.3%
58,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 58,057
0.0
88,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 88,030
0.1
215,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 222,350
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Japan: (continued)
54,000  Toyota Motor Corp.,
4.450%,
06/30/2030 $ 53,985
0.0
422,422
0.3
Mexico : 0.5%
200,000
(1)(2)
Cemex SAB de CV,
7.200%,
12/31/2199 204,500
0.1
225,000  Petroleos Mexicanos,
6.500%,
03/13/2027 225,502
0.2
200,000
(1)
Trust Fibra Uno,
7.700%,
01/23/2032 211,690
0.2
641,692
0.5
Morocco : 0.2%
250,000
(1)
OCP SA, 6.750%,
05/02/2034 260,595
0.2
Netherlands : 0.5%
250,000
(1)(2)
Cooperatieve
Rabobank UA,
5.710%,
01/21/2033 260,663
0.2
355,000  ING Groep NV,
4.050%,
04/09/2029 349,809
0.3
610,472
0.5
Norway : 0.0%
53,000  Equinor ASA, 4.500%,
09/03/2030 53,174
0.0
Panama : 0.2%
235,210
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 214,687
0.2
Peru : 0.5%
230,000
(1)(2)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 237,418
0.2
200,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 211,840
0.2
200,000
(1)(2)
Scotiabank Peru SAA,
6.100%,
10/01/2035 203,680
0.1
652,938
0.5
South Africa : 0.2%
200,000
(1)
Windfall Mining Group,
Inc. / Groupe Minier
Windfall, Inc., 5.854%,
05/13/2032 205,235
0.2
South Korea : 0.2%
200,000
(1)
LG Energy Solution
Ltd., 5.875%,
04/02/2035 203,163
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Switzerland : 0.3%
250,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 $ 242,288
0.2
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 200,712
0.1
443,000
0.3
United Kingdom : 1.1%
30,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 30,761
0.0
205,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 209,777
0.2
8,000  BAT Capital Corp.,
4.390%,
08/15/2037 7,149
0.0
6,000  BAT Capital Corp.,
5.834%,
02/20/2031 6,286
0.0
20,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 19,856
0.0
220,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 226,242
0.2
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 206,204
0.2
200,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 214,105
0.2
200,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 203,658
0.1
12,000  National Grid PLC,
5.418%,
01/11/2034 12,226
0.0
200,000
(2)
NatWest Group PLC,
5.076%,
01/27/2030 202,802
0.1
200,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 206,152
0.1
1,545,218
1.1
United States : 15.7%
14,000
(3)
3M Co., 5.150%,
03/15/2035 14,129
0.0
6,000  AbbVie, Inc., 4.050%,
11/21/2039 5,237
0.0
18,000  AbbVie, Inc., 4.650%,
03/15/2028 18,169
0.0
30,000  AbbVie, Inc., 4.950%,
03/15/2031 30,622
0.0
8,000  AbbVie, Inc., 5.050%,
03/15/2034 8,104
0.0
45,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 44,336
0.0
50,000
(1)
Acrisure LLC /
Acrisure Finance, Inc.,
7.500%,
11/06/2030 51,687
0.1
31,000  Adobe, Inc., 4.950%,
01/17/2030 31,889
0.0
7,000  Adobe, Inc., 4.950%,
04/04/2034 7,110
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
55,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 $ 55,329
0.1
116,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 115,842
0.1
34,000  AEP Texas, Inc.,
5.450%,
05/15/2029 35,044
0.0
7,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 7,051
0.0
27,000  AES Corp., 5.450%,
06/01/2028 27,446
0.0
27,000  AES Corp., 5.800%,
03/15/2032 27,430
0.0
21,000  AGCO Corp., 5.450%,
03/21/2027 21,171
0.0
19,000  Air Lease Corp.,
5.200%,
07/15/2031 19,363
0.0
5,000  Alabama Power Co.,
5.850%,
11/15/2033 5,308
0.0
40,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 37,766
0.0
55,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 55,868
0.1
40,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 41,972
0.0
25,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 25,605
0.0
37,000  Alphabet, Inc.,
4.500%,
05/15/2035 36,325
0.0
25,000  Altria Group, Inc.,
6.200%,
11/01/2028 26,218
0.0
11,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 11,315
0.0
55,000
(1)
Amentum Escrow
Corp., 7.250%,
08/01/2032 56,939
0.1
20,000  Ameren Corp.,
1.750%,
03/15/2028 18,693
0.0
16,000  Ameren Corp.,
5.000%,
01/15/2029 16,269
0.0
17,158  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 16,680
0.0
73,843  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 65,316
0.1
5,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 5,188
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000
(2)
American Express
Co., 5.098%,
02/16/2028 $ 25,234
0.0
28,000
(2)
American Express
Co., 5.532%,
04/25/2030 29,047
0.0
5,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 4,614
0.0
17,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 17,291
0.0
30,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 30,163
0.0
34,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 34,074
0.0
19,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 19,664
0.0
23,000  American International
Group, Inc., 3.400%,
06/30/2030 21,831
0.0
184,000  American Tower Corp.,
2.750%,
01/15/2027 179,461
0.1
22,000  American Tower Corp.,
3.650%,
03/15/2027 21,685
0.0
15,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 13,202
0.0
21,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 21,863
0.0
50,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 50,886
0.1
65,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 66,875
0.1
11,000  Aon North America,
Inc., 5.125%,
03/01/2027 11,109
0.0
28,000  Aon North America,
Inc., 5.150%,
03/01/2029 28,598
0.0
37,000  AppLovin Corp.,
5.125%,
12/01/2029 37,458
0.0
28,000  AppLovin Corp.,
5.375%,
12/01/2031 28,543
0.0
40,000
(1)
Arches Buyer, Inc.,
4.250%,
06/01/2028 38,563
0.0
55,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 56,868
0.1
35,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 35,518
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
55,000
(1)
Ascent Resources
Utica Holdings LLC /
ARU Finance Corp.,
6.625%,
07/15/2033 $ 55,809
0.1
26,000  AT&T, Inc., 6.050%,
08/15/2056 26,378
0.0
55,000
(1)
Athene Global
Funding, 5.322%,
11/13/2031 55,367
0.1
72,000
(1)
Athene Global
Funding, 5.684%,
02/23/2026 72,434
0.1
41,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 41,427
0.0
12,000  AutoZone, Inc.,
6.250%,
11/01/2028 12,661
0.0
19,000  Avnet, Inc., 6.250%,
03/15/2028 19,714
0.0
112,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 108,939
0.1
26,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 24,345
0.0
51,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 44,464
0.0
37,000
(2)
Bank of America
Corp., 2.551%,
02/04/2028 35,957
0.0
26,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 22,920
0.0
38,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 34,749
0.0
46,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 41,258
0.0
31,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 29,041
0.0
43,000
(2)
Bank of America
Corp., 2.972%,
02/04/2033 38,506
0.0
16,000
(2)
Bank of America
Corp., 3.194%,
07/23/2030 15,226
0.0
94,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 91,805
0.1
29,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 28,542
0.0
4,000
(2)
Bank of America
Corp., 3.970%,
03/05/2029 3,952
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000
(2)
Bank of America
Corp., 5.511%,
01/24/2036 $ 9,226
0.0
41,000
(2)
Bank of America
Corp., 5.518%,
10/25/2035 41,058
0.0
37,000
(2)
Bank of America
Corp., 5.744%,
02/12/2036 37,657
0.0
20,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 21,077
0.0
13,000
(2)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 13,254
0.0
65,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 65,884
0.1
30,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 30,244
0.0
169,000  Berry Global, Inc.,
1.650%,
01/15/2027 162,039
0.1
4,000  Black Hills Corp.,
6.000%,
01/15/2035 4,161
0.0
23,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 19,371
0.0
5,000  Boeing Co., 5.930%,
05/01/2060 4,789
0.0
44,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 42,687
0.0
7,000
(3)
BorgWarner, Inc.,
5.400%,
08/15/2034 7,082
0.0
14,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 14,579
0.0
4,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 3,995
0.0
4,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 4,021
0.0
22,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 22,275
0.0
30,000
(2)
BP Capital Markets
PLC, 6.125%,
12/31/2199 30,162
0.0
25,000
(1)
Brink's Co., 6.500%,
06/15/2029 25,635
0.0
25,000
(1)
Brink's Co., 6.750%,
06/15/2032 25,776
0.0
12,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 12,352
0.0
30,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 24,768
0.0
14,000  Broadcom, Inc.,
4.800%,
10/15/2034 13,743
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
37,000  Broadcom, Inc.,
4.900%,
07/15/2032 $ 37,125
0.0
29,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 28,037
0.0
16,000  Broadcom, Inc.,
5.050%,
04/15/2030 16,352
0.0
8,000  Broadcom, Inc.,
5.200%,
04/15/2032 8,204
0.0
37,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 37,168
0.0
20,000  Bunge Ltd. Finance
Corp., 4.200%,
09/17/2029 19,728
0.0
27,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 26,921
0.0
31,000  Camden Property
Trust, 5.850%,
11/03/2026 31,469
0.0
26,000  Campbell Soup Co.,
5.200%,
03/21/2029 26,537
0.0
57,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 57,104
0.1
2,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 2,048
0.0
10,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 8,645
0.0
9,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 8,132
0.0
19,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 16,420
0.0
10,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 10,067
0.0
4,000  Carrier Global Corp.,
2.722%,
02/15/2030 3,714
0.0
2,000  Carrier Global Corp.,
5.900%,
03/15/2034 2,119
0.0
19,000
(3)
Caterpillar Financial
Services Corp.,
4.375%,
08/16/2029 19,085
0.0
26,000  Caterpillar, Inc.,
5.200%,
05/15/2035 26,521
0.0
90,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 81,729
0.1
19,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 19,154
0.0
8,000  Cencora, Inc., 5.125%,
02/15/2034 8,040
0.0
33,000  Centene Corp.,
3.000%,
10/15/2030 28,763
0.0
28,000  Centene Corp.,
4.625%,
12/15/2029 26,645
0.0
13,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 13,395
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
17,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 $ 15,067
0.0
34,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 35,477
0.0
10,000
(3)
Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 10,550
0.0
14,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 13,856
0.0
40,000
(1)
CHS/Community
Health Systems, Inc.,
5.250%,
05/15/2030 35,029
0.0
59,000  Cigna Group, 2.375%,
03/15/2031 52,296
0.1
137,000  Cigna Group, 3.050%,
10/15/2027 133,119
0.1
8,000  Cigna Group, 5.250%,
02/15/2034 8,084
0.0
4,000  Cigna Group, 5.400%,
03/15/2033 4,113
0.0
55,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 56,842
0.1
20,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 20,491
0.0
37,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 37,743
0.0
8,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 8,148
0.0
10,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 10,173
0.0
91,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 88,117
0.1
65,000
(1)(3)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 63,496
0.1
65,000
(1)
Cloud Software
Group, Inc., 8.250%,
06/30/2032 69,263
0.1
44,000  CME Group, Inc.,
4.400%,
03/15/2030 44,031
0.0
32,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 32,533
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
34,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 $ 35,001
0.0
37,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 37,883
0.0
25,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 25,645
0.0
15,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 15,071
0.0
46,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 47,825
0.1
8,000
(3)
Comcast Corp.,
1.500%,
02/15/2031 6,806
0.0
7,000  Comcast Corp.,
1.950%,
01/15/2031 6,114
0.0
18,000  Comcast Corp.,
3.750%,
04/01/2040 14,813
0.0
8,000  Comcast Corp.,
4.250%,
01/15/2033 7,702
0.0
7,000
(3)
Comcast Corp.,
5.300%,
06/01/2034 7,146
0.0
7,000  Comcast Corp.,
5.300%,
05/15/2035 7,088
0.0
60,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 59,131
0.1
12,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 11,285
0.0
9,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 9,345
0.0
23,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 24,206
0.0
80,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 80,464
0.1
40,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 39,122
0.0
70,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp.,
5.625%,
05/01/2027 70,021
0.1
16,000  Crown Castle, Inc.,
2.900%,
03/15/2027 15,565
0.0
24,000  Crown Castle, Inc.,
3.300%,
07/01/2030 22,489
0.0
8,000  Crown Castle, Inc.,
4.800%,
09/01/2028 8,041
0.0
35,000  Crown Castle, Inc.,
4.900%,
09/01/2029 35,266
0.0
19,000  Crown Castle, Inc.,
5.600%,
06/01/2029 19,598
0.0
8,000  Crown Castle, Inc.,
5.800%,
03/01/2034 8,307
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
26,000  Cummins, Inc.,
1.500%,
09/01/2030 $ 22,673
0.0
2,000  CVS Health Corp.,
4.780%,
03/25/2038 1,829
0.0
9,000  CVS Health Corp.,
5.125%,
02/21/2030 9,148
0.0
70,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 66,804
0.1
23,000  Deere & Co., 3.100%,
04/15/2030 21,794
0.0
55,000
(1)
Delek Logistics
Partners L.P. / Delek
Logistics Finance
Corp., 8.625%,
03/15/2029 57,287
0.1
23,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 23,202
0.0
37,000  Delta Air Lines, Inc.,
5.250%,
07/10/2030 37,374
0.0
17,000
(3)
Devon Energy Corp.,
5.200%,
09/15/2034 16,523
0.0
24,000  Discovery
Communications LLC,
3.625%,
05/15/2030 21,277
0.0
6,000  Dollar General Corp.,
3.500%,
04/03/2030 5,691
0.0
65,000  DTE Electric Co.,
2.250%,
03/01/2030 59,318
0.1
11,000  DTE Energy Co.,
4.950%,
07/01/2027 11,103
0.0
55,000  DTE Energy Co.,
5.100%,
03/01/2029 55,981
0.1
27,000  DTE Energy Co.,
5.200%,
04/01/2030 27,604
0.0
282,000  Duke Energy Corp.,
2.650%,
09/01/2026 276,337
0.2
16,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 14,096
0.0
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,242
0.0
2,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 2,044
0.0
35,000  EchoStar Corp.,
10.750%,
11/30/2029 36,909
0.0
12,000  Elevance Health, Inc.,
4.900%,
02/08/2026 12,001
0.0
34,000  Elevance Health, Inc.,
4.950%,
11/01/2031 34,206
0.0
18,000  Elevance Health, Inc.,
5.200%,
02/15/2035 17,994
0.0
6,000  Eli Lilly & Co., 4.700%,
02/09/2034 5,979
0.0
40,000
(1)(3)
Embecta Corp.,
5.000%,
02/15/2030 36,315
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
65,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 $ 66,356
0.1
50,000
(1)
Encino Acquisition
Partners Holdings
LLC, 8.500%,
05/01/2028 51,062
0.1
55,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 52,211
0.1
24,000  Energy Transfer L.P.,
3.750%,
05/15/2030 23,013
0.0
19,000  Energy Transfer L.P.,
5.200%,
04/01/2030 19,372
0.0
38,000  Entergy Corp.,
2.800%,
06/15/2030 35,001
0.0
8,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 8,054
0.0
10,000
(3)
Enterprise Products
Operating LLC,
4.950%,
02/15/2035 9,916
0.0
53,000  EOG Resources, Inc.,
5.000%,
07/15/2032 53,428
0.1
24,000  Equifax, Inc., 3.100%,
05/15/2030 22,381
0.0
38,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 38,567
0.0
65,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 59,671
0.1
4,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 4,052
0.0
11,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 11,079
0.0
4,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 4,244
0.0
24,000  Eversource Energy,
2.550%,
03/15/2031 21,326
0.0
37,000  Eversource Energy,
2.900%,
03/01/2027 36,051
0.0
4,000  Eversource Energy,
5.125%,
05/15/2033 4,000
0.0
21,000  Eversource Energy,
5.450%,
03/01/2028 21,477
0.0
7,000  Eversource Energy,
5.500%,
01/01/2034 7,124
0.0
25,000  Eversource Energy,
5.950%,
02/01/2029 26,055
0.0
31,000  Eversource Energy U,
1.400%,
08/15/2026 29,978
0.0
33,000  Exelon Corp., 5.150%,
03/15/2028 33,563
0.0
14,000  Exelon Corp., 5.150%,
03/15/2029 14,323
0.0
19,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 16,201
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
27,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 $ 26,422
0.0
10,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 10,038
0.0
7,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 5,430
0.0
30,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 31,737
0.0
11,000
(2)
First Citizens
BancShares, Inc.,
6.254%,
03/12/2040 11,031
0.0
25,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 24,703
0.0
26,000  Fiserv, Inc., 5.150%,
03/15/2027 26,263
0.0
8,000  Fiserv, Inc., 5.150%,
08/12/2034 7,951
0.0
23,000  Flex Ltd., 5.250%,
01/15/2032 23,258
0.0
12,000  Florida Power &
Light Co., 4.625%,
05/15/2030 12,118
0.0
17,000  Florida Power &
Light Co., 5.300%,
06/15/2034 17,465
0.0
55,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 56,251
0.1
23,000  Ford Motor Co.,
3.250%,
02/12/2032 19,496
0.0
200,000  Ford Motor Credit
Co. LLC, 3.625%,
06/17/2031 177,787
0.1
200,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 194,915
0.2
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 195,746
0.2
30,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 31,522
0.0
24,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 22,710
0.0
7,000
(3)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 7,319
0.0
200,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 205,798
0.2
50,000
(1)
Freedom Mortgage
Holdings LLC,
9.125%,
05/15/2031 52,038
0.1
55,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 53,769
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
50,000
(1)
FTAI Aviation Investors
LLC, 7.000%,
06/15/2032 $ 51,826
0.1
13,000  GATX Corp., 4.000%,
06/30/2030 12,648
0.0
55,000
(1)
GCI LLC, 4.750%,
10/15/2028 53,139
0.1
59,000  General Mills, Inc.,
2.875%,
04/15/2030 54,726
0.1
24,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 20,929
0.0
35,000
(3)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 34,957
0.0
105,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 105,108
0.1
49,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 50,080
0.1
39,000
(3)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 39,385
0.0
5,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 5,161
0.0
29,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 29,743
0.0
19,000  Genuine Parts Co.,
4.950%,
08/15/2029 19,242
0.0
13,000  Georgia Power Co.,
4.650%,
05/16/2028 13,116
0.0
40,000
(1)
Goat Holdco LLC,
6.750%,
02/01/2032 40,357
0.0
25,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 25,093
0.0
13,000
(2)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 13,078
0.0
13,000
(2)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 12,827
0.0
9,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 9,095
0.0
13,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 13,501
0.0
13,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 13,746
0.0
105,000
(1)
Gray Media, Inc.,
7.250%,
08/15/2033 104,541
0.1
55,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 56,124
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
10,000
(3)
HCA, Inc., 2.375%,
07/15/2031 $ 8,699
0.0
58,000  HCA, Inc., 3.500%,
09/01/2030 54,697
0.1
65,000  HCA, Inc., 4.125%,
06/15/2029 63,740
0.1
8,000  HCA, Inc., 4.500%,
02/15/2027 7,986
0.0
75,000  HCA, Inc., 5.375%,
09/01/2026 75,323
0.1
17,000  HCA, Inc., 5.450%,
04/01/2031 17,479
0.0
34,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 34,642
0.0
37,000  Healthpeak OP LLC,
3.000%,
01/15/2030 34,706
0.0
11,000  Healthpeak OP LLC,
5.250%,
12/15/2032 11,162
0.0
38,000  HEICO Corp., 5.250%,
08/01/2028 38,735
0.0
30,000
(1)
Herc Holdings, Inc.,
7.000%,
06/15/2030 31,025
0.0
20,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 20,725
0.0
48,000
(3)
Hershey Co., 4.950%,
02/24/2032 48,841
0.1
45,000  Hess Corp., 4.300%,
04/01/2027 45,000
0.1
30,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 29,899
0.0
50,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 52,224
0.1
7,000  Home Depot, Inc.,
2.700%,
04/15/2030 6,516
0.0
19,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 19,136
0.0
7,000  Honeywell
International, Inc.,
5.000%,
03/01/2035 7,000
0.0
14,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 13,821
0.0
50,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 51,741
0.1
10,000
(3)
HP, Inc., 2.650%,
06/17/2031 8,847
0.0
18,000  Humana, Inc., 5.375%,
04/15/2031 18,366
0.0
47,000
(2)
Huntington
Bancshares, Inc.,
6.141%,
11/18/2039 48,066
0.1
24,000
(3)
Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 23,372
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 $ 8,142
0.0
21,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 21,250
0.0
31,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 31,431
0.0
28,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 28,699
0.0
75,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 77,999
0.1
29,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 30,600
0.0
147,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 148,146
0.1
25,000
(1)(3)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 25,342
0.0
220,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 228,212
0.2
55,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 53,407
0.1
9,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 9,213
0.0
12,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 12,311
0.0
2,000
(3)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 2,058
0.0
30,000  Intel Corp., 2.450%,
11/15/2029 27,311
0.0
15,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 13,463
0.0
101,000  International Business
Machines Corp.,
4.800%,
02/10/2030 102,443
0.1
100,000  International Business
Machines Corp.,
5.000%,
02/10/2032 101,588
0.1
100,000  International Business
Machines Corp.,
5.200%,
02/10/2035 101,056
0.1
8,000  Intuit, Inc., 5.200%,
09/15/2033 8,252
0.0
7,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 7,117
0.0
30,000
(3)
Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 25,478
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
47,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 $ 45,113
0.1
40,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 40,711
0.0
55,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.750%,
05/01/2033 56,323
0.1
27,000  John Deere Capital
Corp., 4.400%,
09/08/2031 26,860
0.0
44,000  John Deere Capital
Corp., 4.700%,
06/10/2030 44,597
0.0
17,000  John Deere Capital
Corp., 4.850%,
06/11/2029 17,343
0.0
31,000  John Deere Capital
Corp., 4.900%,
03/07/2031 31,568
0.0
12,000  Johnson & Johnson,
3.625%,
03/03/2037 10,637
0.0
15,000  Johnson & Johnson,
4.700%,
03/01/2030 15,302
0.0
4,000
(3)
Johnson & Johnson,
4.950%,
06/01/2034 4,141
0.0
94,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 90,804
0.1
74,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 72,416
0.1
71,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 66,541
0.1
39,000
(2)
JPMorgan Chase
& Co., 2.182%,
06/01/2028 37,479
0.0
8,000
(2)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 7,454
0.0
118,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 115,263
0.1
281,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 276,773
0.2
125,000
(2)
JPMorgan Chase
& Co., 3.782%,
02/01/2028 123,692
0.1
16,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 15,989
0.0
26,000
(2)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 26,064
0.0
15,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 15,257
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
22,000
(2)
JPMorgan Chase
& Co., 5.140%,
01/24/2031 $ 22,489
0.0
35,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 35,628
0.0
57,000
(2)
JPMorgan Chase
& Co., 5.572%,
04/22/2036 58,885
0.1
33,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 34,216
0.0
6,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 6,295
0.0
3,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 3,104
0.0
18,000  Kenvue, Inc., 4.850%,
05/22/2032 18,148
0.0
11,000  Kenvue, Inc., 4.900%,
03/22/2033 11,131
0.0
14,000  Kenvue, Inc., 5.050%,
03/22/2028 14,301
0.0
17,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 16,980
0.0
4,000  KLA Corp., 4.700%,
02/01/2034 3,976
0.0
33,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 31,109
0.0
18,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 18,339
0.0
18,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 17,691
0.0
55,000
(1)
Ladder Capital
Finance Holdings
LLLP / Ladder Capital
Finance Corp.,
4.750%,
06/15/2029 53,439
0.1
20,000
(1)
Level 3 Financing,
Inc., 6.875%,
06/30/2033 20,282
0.0
33,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 33,817
0.0
16,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 16,258
0.0
55,000
(1)
LifePoint Health, Inc.,
8.375%,
02/15/2032 58,559
0.1
50,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 52,311
0.1
7,000  Lockheed Martin
Corp., 4.800%,
08/15/2034 6,961
0.0
4,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 4,128
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 $ 3,104
0.0
30,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 30,358
0.0
28,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 28,353
0.0
18,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 18,302
0.0
79,000
(2)
M&T Bank Corp.,
5.400%,
07/30/2035 79,140
0.1
75,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 60,847
0.1
22,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 22,332
0.0
21,000  Marriott International,
Inc., 4.800%,
03/15/2030 21,144
0.0
12,000  Marriott International,
Inc., 5.350%,
03/15/2035 12,052
0.0
4,000
(1)
Mars, Inc., 2.375%,
07/16/2040 2,778
0.0
17,000
(1)
Mars, Inc., 5.000%,
03/01/2032 17,165
0.0
26,000
(1)
Mars, Inc., 5.200%,
03/01/2035 26,139
0.0
93,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 92,833
0.1
17,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 17,654
0.0
60,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 53,746
0.1
19,000  McKesson Corp.,
4.250%,
09/15/2029 18,930
0.0
27,000  McKesson Corp.,
4.950%,
05/30/2032 27,234
0.0
21,000  McKesson Corp.,
5.250%,
05/30/2035 21,251
0.0
55,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 52,487
0.1
6,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 5,922
0.0
2,000
(3)
Merck & Co., Inc.,
4.500%,
05/17/2033 1,985
0.0
40,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 39,864
0.0
1,000,000
(1)(2)
MF1 Multi-Family
Housing Mortgage
Loan Trust 2024-FL15
A, 6.038%, (TSFR1M
+ 1.688%),
08/18/2041 1,003,952
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
65,000
(3)
MGM Resorts
International, 6.500%,
04/15/2032 $ 66,063
0.1
33,000  Micron Technology,
Inc., 5.800%,
01/15/2035 33,849
0.0
9,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 9,265
0.0
5,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 5,183
0.0
8,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 8,330
0.0
19,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 18,748
0.0
23,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 22,319
0.0
133,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 130,016
0.1
9,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 7,674
0.0
239,000  Morgan Stanley,
3.125%,
07/27/2026 236,053
0.2
98,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 96,342
0.1
10,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 10,175
0.0
39,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 39,635
0.0
27,000
(2)
Morgan Stanley,
5.192%,
04/17/2031 27,587
0.0
91,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 93,891
0.1
86,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 89,285
0.1
18,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 18,269
0.0
25,000  Motorola Solutions,
Inc., 5.550%,
08/15/2035 25,510
0.0
46,000  MPLX L.P., 2.650%,
08/15/2030 41,709
0.0
50,000  MPLX L.P., 4.000%,
03/15/2028 49,340
0.1
4,000  MPLX L.P., 5.500%,
06/01/2034 4,007
0.0
15,000  National Rural Utilities
Cooperative Finance
Corp., 1.650%,
06/15/2031 12,728
0.0
82,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 80,784
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 $ 7,694
0.0
16,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 16,037
0.0
55,000
(1)
Nationstar Mortgage
Holdings, Inc.,
6.500%,
08/01/2029 56,296
0.1
55,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 56,526
0.1
16,000  NetApp, Inc., 5.500%,
03/17/2032 16,441
0.0
25,000
(3)
Newell Brands, Inc.,
6.625%,
05/15/2032 23,971
0.0
25,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 26,259
0.0
19,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 19,516
0.0
19,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.375%,
08/15/2055 19,541
0.0
17,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 17,588
0.0
32,000  NiSource, Inc.,
5.850%,
04/01/2055 31,615
0.0
34,000  NNN REIT, Inc.,
4.600%,
02/15/2031 33,668
0.0
6,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 5,565
0.0
11,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 11,306
0.0
4,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 4,165
0.0
34,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 32,933
0.0
47,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 47,687
0.1
20,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 20,884
0.0
55,000
(1)
Novelis Corp.,
4.750%,
01/30/2030 52,760
0.1
40,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 40,142
0.0
4,000  NSTAR Electric Co.,
5.400%,
06/01/2034 4,100
0.0
28,000  Nucor Corp., 5.100%,
06/01/2035 28,090
0.0
21,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 21,831
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
6,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 $ 5,954
0.0
21,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 21,734
0.0
8,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 7,840
0.0
8,000  OGE Energy Corp.,
5.450%,
05/15/2029 8,247
0.0
55,000
(1)
Olin Corp., 6.625%,
04/01/2033 53,589
0.1
30,000  Omega Healthcare
Investors, Inc.,
5.200%,
07/01/2030 30,111
0.0
16,000  ONE Gas, Inc.,
5.100%,
04/01/2029 16,381
0.0
41,000
(1)
ONEOK, Inc., 6.500%,
09/01/2030 43,765
0.0
89,000  Oracle Corp., 2.800%,
04/01/2027 86,600
0.1
15,000  Oracle Corp., 2.950%,
04/01/2030 13,963
0.0
15,000  Oracle Corp., 3.800%,
11/15/2037 12,733
0.0
13,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 12,785
0.0
31,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 30,972
0.0
13,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 12,889
0.0
40,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 38,016
0.0
11,000  Ovintiv, Inc., 5.650%,
05/15/2028 11,278
0.0
55,000
(1)(3)
Owens-Brockway
Glass Container, Inc.,
7.250%,
05/15/2031 55,687
0.1
45,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 46,563
0.1
55,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property
LLC / PK Finance
Co-Issuer, 7.000%,
02/01/2030 56,373
0.1
3,000  PECO Energy Co.,
4.900%,
06/15/2033 3,034
0.0
18,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 18,043
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
30,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 $ 30,606
0.0
26,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 26,535
0.0
74,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 75,652
0.1
55,000
(1)
Permian Resources
Operating LLC,
6.250%,
02/01/2033 55,378
0.1
55,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 55,627
0.1
15,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 15,128
0.0
19,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 18,893
0.0
31,000
(3)
Philip Morris
International, Inc.,
4.750%,
11/01/2031 31,046
0.0
27,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 27,371
0.0
7,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 7,090
0.0
40,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 36,612
0.0
11,000
(2)
PNC Financial
Services Group, Inc.,
5.373%,
07/21/2036 11,118
0.0
16,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 17,016
0.0
75,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 75,131
0.1
40,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc.,
4.375%,
04/30/2029 38,628
0.0
47,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 48,163
0.1
4,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 4,084
0.0
25,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 25,556
0.0
26,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 26,801
0.0
7,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 7,203
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
6,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 $ 6,122
0.0
17,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 14,868
0.0
16,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 16,224
0.0
30,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 30,765
0.0
6,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 6,085
0.0
19,000  Qualcomm, Inc.,
4.750%,
05/20/2032 19,179
0.0
6,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 5,421
0.0
6,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 5,578
0.0
35,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 35,196
0.0
12,000  Quest Diagnostics,
Inc., 5.000%,
12/15/2034 11,923
0.0
7,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 7,660
0.0
40,000
(1)
Quikrete Holdings,
Inc., 6.375%,
03/01/2032 41,050
0.0
55,000
(1)
Raven Acquisition
Holdings LLC,
6.875%,
11/15/2031 55,689
0.1
9,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 7,710
0.0
4,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 4,116
0.0
215,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 225,874
0.2
85,000
(1)
Rocket Cos., Inc.,
6.125%,
08/01/2030 86,239
0.1
115,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 117,442
0.1
28,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 23,958
0.0
9,000  Ross Stores, Inc.,
4.700%,
04/15/2027 8,982
0.0
229,000  Royalty Pharma PLC,
1.200%,
09/02/2025 228,218
0.2
140,000  Royalty Pharma PLC,
1.750%,
09/02/2027 132,492
0.1
18,000  Royalty Pharma PLC,
2.200%,
09/02/2030 15,924
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
12,000  Royalty Pharma PLC,
5.150%,
09/02/2029 $ 12,224
0.0
14,000  Ryder System, Inc.,
4.950%,
09/01/2029 14,192
0.0
27,000  Ryder System, Inc.,
5.000%,
03/15/2030 27,363
0.0
21,000  Ryder System, Inc.,
5.250%,
06/01/2028 21,473
0.0
5,000  Ryder System, Inc.,
5.375%,
03/15/2029 5,133
0.0
25,000  Ryder System, Inc.,
5.500%,
06/01/2029 25,839
0.0
8,000
(3)
Ryder System, Inc.,
6.600%,
12/01/2033 8,803
0.0
6,000  S&P Global, Inc.,
1.250%,
08/15/2030 5,166
0.0
25,000  S&P Global, Inc.,
2.700%,
03/01/2029 23,645
0.0
50,000
(3)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 51,379
0.1
13,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 11,966
0.0
2,000
(1)(3)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 1,971
0.0
16,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 16,322
0.0
55,000
(1)
Scientific Games
Holdings L.P./
Scientific Games US
FinCo, Inc., 6.625%,
03/01/2030 53,022
0.1
38,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 36,504
0.0
50,000
(1)
Sealed Air Corp/
Sealed Air Corp. US,
7.250%,
02/15/2031 52,033
0.1
40,000
(1)(3)
Select Medical Corp.,
6.250%,
12/01/2032 39,946
0.0
23,000
(2)
Sempra, 6.400%,
10/01/2054 22,307
0.0
25,000
(1)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 25,572
0.0
40,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./
Simmons Feed,
4.625%,
03/01/2029 37,904
0.0
55,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 54,362
0.1
35,000
(1)
Smyrna Ready
Mix Concrete LLC,
8.875%,
11/15/2031 36,866
0.0
17,000  Solventum Corp.,
5.450%,
03/13/2031 17,614
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
6,000  Solventum Corp.,
5.600%,
03/23/2034 $ 6,157
0.0
19,000  Sonoco Products Co.,
4.600%,
09/01/2029 18,916
0.0
50,000
(1)
Sotera Health
Holdings LLC,
7.375%,
06/01/2031 51,786
0.1
8,000  Southern California
Gas Co., 5.200%,
06/01/2033 8,117
0.0
26,000  Southern Co., 5.113%,
08/01/2027 26,371
0.0
4,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 4,036
0.0
64,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 64,231
0.1
64,000  Sprint Capital Corp.,
6.875%,
11/15/2028 68,440
0.1
40,000  Sprint Capital Corp.,
8.750%,
03/15/2032 48,336
0.1
35,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 33,716
0.0
25,000
(1)
Standard Building
Solutions, Inc.,
6.500%,
08/15/2032 25,547
0.0
65,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 61,581
0.1
40,000
(1)
Starwood Property
Trust, Inc., 6.500%,
07/01/2030 41,178
0.0
67,000
(2)
State Street Corp.,
3.031%,
11/01/2034 61,825
0.1
31,000
(2)
State Street Corp.,
4.675%,
10/22/2032 30,916
0.0
17,000  State Street Corp.,
4.729%,
02/28/2030 17,193
0.0
65,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 66,330
0.1
23,000  Stryker Corp., 4.850%,
02/10/2030 23,392
0.0
40,000
(1)
Summit Midstream
Holdings LLC,
8.625%,
10/31/2029 40,779
0.0
90,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 91,217
0.1
19,000  Synopsys, Inc.,
5.000%,
04/01/2032 19,203
0.0
9,000  Sysco Corp., 5.400%,
03/23/2035 9,133
0.0
19,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 19,541
0.0
2,000  Targa Resources
Corp., 4.200%,
02/01/2033 1,871
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
3,000  Targa Resources
Corp., 5.500%,
02/15/2035 $ 3,000
0.0
19,000  Target Corp., 5.000%,
04/15/2035 18,984
0.0
24,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 21,699
0.0
20,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 18,089
0.0
40,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 38,039
0.0
55,000
(1)
Terex Corp., 6.250%,
10/15/2032 55,139
0.1
40,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 41,062
0.0
2,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 1,922
0.0
11,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 10,665
0.0
19,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 19,153
0.0
28,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 28,040
0.0
21,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 21,145
0.0
51,000
(3)
Toyota Motor Credit
Corp., 4.800%,
05/15/2030 51,759
0.1
16,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 16,392
0.0
14,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 14,689
0.0
6,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 5,645
0.0
40,000
(1)(3)
Tronox, Inc., 4.625%,
03/15/2029 31,157
0.0
47,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 48,332
0.1
11,000
(2)
Truist Financial Corp.,
5.867%,
06/08/2034 11,505
0.0
8,000
(2)(3)
Truist Financial Corp.,
6.123%,
10/28/2033 8,498
0.0
20,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 20,085
0.0
16,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 16,427
0.0
23,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 22,819
0.0
19,000
(3)
Union Pacific Corp.,
5.100%,
02/20/2035 19,219
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
35,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 $ 34,200
0.0
17,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 12,164
0.0
19,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 19,146
0.0
7,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 7,024
0.0
14,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 13,808
0.0
40,000
(1)
US Foods, Inc.,
7.250%,
01/15/2032 41,724
0.0
55,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 54,586
0.1
90,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 93,153
0.1
45,000
(1)
Venture Global
Plaquemines LNG
LLC, 6.500%,
01/15/2034 46,322
0.1
14,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 13,072
0.0
30,000
(1)
VFH Parent LLC /
Valor Co-Issuer, Inc.,
7.500%,
06/15/2031 31,241
0.0
55,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 54,787
0.1
37,000  Viatris, Inc., 2.700%,
06/22/2030 32,814
0.0
4,000  Viatris, Inc., 3.850%,
06/22/2040 2,936
0.0
40,000
(1)(3)
Victoria's Secret
& Co., 4.625%,
07/15/2029 37,273
0.0
42,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 41,770
0.0
55,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 53,332
0.1
63,000  VMware, Inc., 1.400%,
08/15/2026 61,046
0.1
70,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 74,093
0.1
93,000  Walmart, Inc., 4.900%,
04/28/2035 93,674
0.1
40,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 42,032
0.0
17,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 16,679
0.0
55,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 57,203
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 $ 7,002
0.0
9,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 9,132
0.0
29,000  Wells Fargo & Co.,
3.000%,
10/23/2026 28,516
0.0
9,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 8,853
0.0
18,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 17,996
0.0
6,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 6,151
0.0
92,000
(2)
Wells Fargo & Co.,
5.605%,
04/23/2036 94,791
0.1
6,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 6,562
0.0
4,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 3,924
0.0
33,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 33,187
0.0
18,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 18,024
0.0
9,000
(3)
Williams Cos., Inc.,
4.900%,
03/15/2029 9,103
0.0
65,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 66,663
0.1
6,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 6,139
0.0
65,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 65,239
0.1
17,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 17,330
0.0
23,000  Zimmer Biomet
Holdings, Inc.,
5.350%,
12/01/2028 23,660
0.0
21,165,938
15.7
Total Corporate
Bonds/Notes
(Cost $30,780,487)
31,109,336
23.1
COLLATERALIZED MORTGAGE OBLIGATIONS : 20.4%
United States : 20.4%
186,658
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.757%,
05/25/2036 162,350
0.1
56,132
(2)
Alternative Loan Trust
2005-53T2 2A6,
4.967%, (TSFR1M +
0.614%),
11/25/2035 28,627
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
95,678  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 $ 42,698
0.0
140,812
(2)
Alternative Loan
Trust 2007-23CB A3,
4.967%, (TSFR1M +
0.614%),
09/25/2037 49,990
0.0
307,847  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 140,012
0.1
213,651  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 186,223
0.1
586,158
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 490,967
0.4
228,014
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 189,321
0.1
120,005
(1)(2)
CSMC Trust 2015-
2 B3, 3.869%,
02/25/2045 115,023
0.1
78,237
(1)(2)
CSMC Trust 2015-
3 B1, 3.796%,
03/25/2045 75,412
0.1
1,000,000
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2020-
SBT1 2M2, 8.114%,
(SOFR30A + 3.764%),
02/25/2040 1,039,502
0.8
73,093  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 75,142
0.1
1,920,419
(2)(4)
Fannie Mae REMIC
Trust 2005-
18 SC, 0.186%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 55,494
0.0
62,028
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.142%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 66,145
0.1
51,273
(2)
Fannie Mae REMIC
Trust 2006-104
ES, 11.128%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 66,450
0.1
667,473
(2)(4)
Fannie Mae REMIC
Trust 2007-
36 SN, 2.306%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 61,885
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
30,218
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 3.839%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 $ 27,428
0.0
262,083
(2)(4)
Fannie Mae REMIC
Trust 2007-
9 SE, 1.616%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 18,910
0.0
425,872
(2)(4)
Fannie Mae REMIC
Trust 2008-
41 S, 2.336%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 39,838
0.0
383,961
(2)(4)
Fannie Mae REMIC
Trust 2008-
53 FI, 1.636%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 29,307
0.0
229,053
(2)(4)
Fannie Mae REMIC
Trust 2008-
58 SM, 1.636%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 18,246
0.0
1,285,072
(2)(4)
Fannie Mae REMIC
Trust 2009-
106 SA, 1.786%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 92,632
0.1
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 1.072%,
(-1.000*SOFR30A +
15.452%),
09/25/2039 131,449
0.1
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 1.239%,
(-1.000*SOFR30A +
15.618%),
09/25/2039 78,168
0.1
1,680,079
(2)(4)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.606%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 107,958
0.1
1,862,502
(2)(4)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.096%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 178,481
0.1
693,372
(2)(4)
Fannie Mae REMIC
Trust 2011-
86 NS, 1.486%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 45,390
0.0
127,452
(2)(4)
Fannie Mae REMIC
Trust 2012-
10 US, 1.986%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 14,604
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
188,714
(2)(4)
Fannie Mae REMIC
Trust 2012-
24 HS, 2.086%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 $ 2,520
0.0
223,799
(4)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 10,027
0.0
435,203
(4)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 33,431
0.0
3,316,529
(4)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 750,507
0.6
5,070,031
(2)(4)
Fannie Mae REMIC
Trust 2015-
59 SK, 1.186%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 392,043
0.3
9,115,836
(2)(4)
Fannie Mae REMIC
Trust 2016-
54 SL, 1.536%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 932,971
0.7
3,307,372
(4)
Fannie Mae REMIC
Trust 2017-15 GI,
4.500%,
03/25/2047 446,439
0.3
4,491,675
(4)
Fannie Mae REMIC
Trust 2020-49 PI,
2.000%,
07/25/2050 571,037
0.4
58,471
(2)(4)
Freddie Mac
REMIC Trust
2303 SY, 4.246%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 5,229
0.0
397,334
(2)(4)
Freddie Mac
REMIC Trust 2989
GU, 2.546%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 24,424
0.0
463,397
(2)(4)
Freddie Mac
REMIC Trust
3271 SB, 1.596%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 33,400
0.0
1,454,564
(2)(4)
Freddie Mac
REMIC Trust
3424 HI, 1.446%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 104,633
0.1
198,243
(4)
Freddie Mac REMIC
Trust 3632 IP,
5.000%,
02/15/2040 20,538
0.0
1,061,909
(2)(4)
Freddie Mac
REMIC Trust
3693 SC, 2.046%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 108,794
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,616,083
(2)(4)
Freddie Mac
REMIC Trust
3856 KS, 2.096%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 $ 157,094
0.1
164,330
(2)(4)
Freddie Mac
REMIC Trust
3925 SD, 1.596%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 2,968
0.0
3,805,543
(2)(4)
Freddie Mac
REMIC Trust
3988 NS, 2.021%,
(-1.000*SOFR30A +
6.361%),
01/15/2042 441,692
0.3
691,770
(2)(4)
Freddie Mac
REMIC Trust 4040
SW, 2.176%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 45,050
0.0
2,944,399
(4)
Freddie Mac REMIC
Trust 4091 IK,
5.000%,
10/15/2041 601,571
0.5
6,752,544
(2)(4)
Freddie Mac
REMIC Trust
4096 SB, 1.546%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 631,619
0.5
272,843
(4)
Freddie Mac REMIC
Trust 4152 BI,
4.000%,
12/15/2041 16,100
0.0
462,757
(4)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 38,718
0.0
4,380,159
(2)(4)
Freddie Mac
REMIC Trust 4480
WS, 1.726%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 498,041
0.4
6,973,895
(2)(4)
Freddie Mac
REMIC Trust 4623
MS, 1.546%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 770,260
0.6
992,177  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 931,614
0.7
1,076,615  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 1,010,201
0.8
7,921,348
(2)(4)
Freddie Mac
REMIC Trust
4938 ES, 1.536%,
(-1.000*SOFR30A +
5.886%),
12/25/2049 804,201
0.6
11,050,822
(4)
Freddie Mac REMIC
Trust 5046 IO,
2.000%,
11/25/2040 1,068,069
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
700,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 6.450%,
(SOFR30A + 2.100%),
09/25/2041 $ 706,521
0.5
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 8.100%,
(SOFR30A + 3.750%),
02/25/2042 519,540
0.4
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.150%,
(SOFR30A + 1.800%),
08/25/2044 504,331
0.4
6,207,466
(4)
Freddie Mac Strips
324 C21, 6.000%,
06/15/2039 1,275,947
1.0
84,821
(2)(4)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 6,221
0.0
387,490
(2)(4)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 51,132
0.0
1,788,318
(4)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 117,531
0.1
696,090
(2)(4)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 25,112
0.0
868,450
(2)(4)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 42,726
0.0
574,160
(2)(4)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 36,232
0.0
2,561,673
(2)(4)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 433,202
0.3
5,148,024
(2)(4)
Freddie Mac Strips
351 C34, 3.500%,
02/15/2046 915,850
0.7
6,274,696
(4)
Freddie Mac Strips
390 C5, 2.000%,
04/15/2042 623,294
0.5
125,745
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 120,400
0.1
112,585
(2)
Ginnie Mae 2007-
8 SP, 7.571%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 131,589
0.1
4,254,964
(2)(4)
Ginnie Mae 2009-
106 CM, 2.146%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 85,986
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
504,232
(2)(4)
Ginnie Mae 2010-
116 NS, 2.196%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 $ 35,853
0.0
23,218
(4)
Ginnie Mae 2010-
6 IA, 5.000%,
11/20/2039 438
0.0
495
(4)
Ginnie Mae 2011-
116 BI, 4.000%,
08/16/2026 —
0.0
508,521
(4)
Ginnie Mae 2013-
115 NI, 4.500%,
01/16/2043 50,124
0.0
103,670
(4)
Ginnie Mae 2013-
5 NI, 3.000%,
01/20/2028 1,977
0.0
7,217,996
(4)
Ginnie Mae 2015-
10 IX, 4.500%,
01/20/2045 1,581,641
1.2
523,098
(4)
Ginnie Mae 2015-
178 GI, 4.000%,
05/20/2044 42,943
0.0
2,619,018
(4)
Ginnie Mae 2016-
161 CI, 5.500%,
11/20/2046 422,588
0.3
4,818,414
(4)
Ginnie Mae 2019-
89 QI, 4.000%,
04/20/2046 874,888
0.7
135,337
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.887%,
(TSFR1M + 0.534%),
04/25/2036 119,928
0.1
8,393
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 7,875
0.0
5,597
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 5,259
0.0
715,941
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2021-PJ3 A4,
2.500%,
08/25/2051 572,781
0.4
322,792
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 259,188
0.2
396,883
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 332,225
0.3
649,256
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 546,579
0.4
270,817
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 240,785
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
43,040
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 $ 38,599
0.0
71,733
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 64,331
0.1
3,277
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.488%,
03/25/2050 3,219
0.0
60,032
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 50,198
0.0
300,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 302,692
0.2
146,262
(1)(2)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 135,603
0.1
300,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 291,335
0.2
265,818
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 213,514
0.2
40,705
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 37,932
0.0
131,029
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 117,299
0.1
491,268
(1)(2)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 393,825
0.3
13,679
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 12,759
0.0
300,000
(1)(2)
Sequoia Mortgage
Trust 2020-4 A8,
2.500%,
11/25/2050 211,815
0.2
860
(2)
Structured Asset
Securities Corp.
2004-4XS 1A6,
5.050%,
02/25/2034 856
0.0
4,729,825
(2)(4)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 5,132
0.0
31,567
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.715%,
10/25/2036 28,969
0.0
240,500
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.178%,
12/25/2036 217,841
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
54,561
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.897%, (TSFR1M +
0.544%),
06/25/2037 $ 47,687
0.0
333,073
(1)(2)
Wells Fargo Mortgage
Backed Securities
Trust 2021-1 A17,
2.500%,
12/25/2050 268,134
0.2
232,723
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.753%,
08/20/2045 214,134
0.2
27,427,403
20.4
Total Collateralized
Mortgage Obligations
(Cost $31,201,939)
27,427,403
20.4
SOVEREIGN BONDS : 16.7%
Australia : 0.3%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 419,092
0.3
Brazil : 3.5%
BRL
18,664
(5)
Brazil Letras do
Tesouro Nacional
LTN,
15.084
%,
01/01/2026 3,142,512
2.3
BRL
800,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
05/15/2035 593,189
0.4
BRL
1,045,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 759,895
0.6
200,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 201,550
0.2
4,697,146
3.5
Canada : 0.4%
CAD
1,100,000  Canadian Government
Bond 0004,
2.000
%,
12/01/2051 561,424
0.4
China : 3.4%
CNY
15,570,000  China Government
Bond INBK,
2.520
%,
08/25/2033 2,294,909
1.7
CNY
1,140,000  China Government
Bond INBK,
2.880
%,
02/25/2033 172,066
0.1
CNY
2,420,000  China Government
Bond INBK,
3.120
%,
10/25/2052 415,272
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
2,110,000  China Government
Bond INBK,
3.320
%,
04/15/2052 $ 373,355
0.3
CNY
7,070,000  China Government
Bond INBK,
4.080
%,
10/22/2048 1,362,846
1.0
4,618,448
3.4
Colombia : 0.6%
325,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 316,875
0.2
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 535,066
0.4
851,941
0.6
Czechia : 0.3%
CZK
9,220,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 411,872
0.3
Germany : 0.1%
EUR
40,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.000
%,
08/15/2025 45,635
0.0
EUR
60,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
0.500
%,
02/15/2028 66,032
0.1
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
2.730
%,
08/15/2026 33,587
0.0
145,254
0.1
Indonesia : 0.7%
IDR
13,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 956,247
0.7
Italy : 1.1%
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 699,470
0.5
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 31Y,
5.000
%,
08/01/2034 826,791
0.6
1,526,261
1.1
Malaysia : 0.7%
MYR
3,642,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 880,617
0.7

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Mexico : 1.2%
200,000
(1)
Eagle Funding
Luxco Sarl,
5.500
%,
08/17/2030 $ 201,380
0.1
MXN
28,550  Mexican Udibonos S,
2.750
%,
11/27/2031 1,149,778
0.9
200,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 201,800
0.2
1,552,958
1.2
Peru : 1.4%
PEN
4,000,000  Peru Government
Bond,
6.350
%,
08/12/2028 1,185,804
0.9
PEN
2,553,000
(1)
Peru Government
Bond,
6.850
%,
08/12/2035 729,968
0.5
1,915,772
1.4
Poland : 0.3%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 440,032
0.3
Russian Federation : —%
RUB
47,938,000
(6)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 —
—
South Africa : 0.2%
200,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 199,000
0.2
Spain : 1.1%
EUR
1,284,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 1,417,384
1.1
Thailand : 1.2%
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,345,004
1.0
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 288,788
0.2
1,633,792
1.2
Ukraine : 0.2%
243,989
(1)(7)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2035 126,264
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
185,707
(1)(7)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2036 $ 94,711
0.1
220,975
0.2
Total Sovereign Bonds
(Cost $23,071,857)
22,448,215
16.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.9%
United States : 9.9%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 441,298
0.3
5,683,014
(2)(4)
BANK 2017-
BNK5 XA, 0.942%,
06/15/2060 84,035
0.1
896,230
(2)(4)
BANK 2019-
BN16 XA, 0.930%,
02/15/2052 22,165
0.0
500,000
(1)(2)
BAY Mortgage Trust
2025-LIVN A, 6.142%,
(TSFR1M + 1.800%),
05/15/2035 501,328
0.4
8,643,924
(2)(4)
BBCMS Mortgage
Trust 2022-C17 XA,
1.150%,
09/15/2055 570,443
0.4
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 181,228
0.1
1,302,025
(2)(4)
Benchmark Mortgage
Trust 2019-B9 XA,
1.011%,
03/15/2052 37,379
0.0
9,920,457
(2)(4)
Benchmark Mortgage
Trust 2020-B21 XA,
1.415%,
12/17/2053 529,412
0.4
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.627%,
(TSFR1M + 2.285%),
10/15/2036 698,315
0.5
500,000
(1)(2)
BX Trust 2021-
LBA EJV, 6.456%,
(TSFR1M + 2.114%),
02/15/2036 498,251
0.4
395,405
(1)(2)
BX Trust 2021-LBA
EV, 6.456%, (TSFR1M
+ 2.114%),
02/15/2036 394,022
0.3
600,000
(1)(2)
BX Trust 2021-LGCY
D, 5.758%, (TSFR1M
+ 1.416%),
10/15/2036 598,782
0.4
750,000
(1)(2)
BX Trust 2023-DELC
A, 7.032%, (TSFR1M
+ 2.690%),
05/15/2038 755,816
0.6
2,618,128
(2)(4)
CD Mortgage Trust
2016-CD1 XA,
1.340%,
08/10/2049 14,135
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
8,581,000
(2)(4)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.790%,
08/10/2049 $ 61,425
0.0
4,394,469
(2)(4)
COMM Mortgage
Trust 2016-CR28 XA,
0.652%,
02/10/2049 9,341
0.0
9,520,427
(1)(2)(4)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.788%,
10/05/2030 84,536
0.1
500,000
(2)
CSAIL Commercial
Mortgage Trust
2018-C14 B, 4.877%,
11/15/2051 473,776
0.4
750,000
(1)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 754,690
0.6
500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage
Trust 2024-FBLU D,
6.942%, (TSFR1M +
2.600%),
12/15/2039 500,752
0.4
6,969,261
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.871%,
11/25/2030 259,878
0.2
24,115,589
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K151 X1,
0.345%,
04/25/2030 336,151
0.3
3,512,713
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.323%,
07/25/2035 323,832
0.2
5,443,322
(2)(4)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1518
X1, 0.859%,
10/25/2035 324,774
0.2
44,433
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 43,643
0.0
220,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 214,161
0.2
750,000
(2)
GS Mortgage
Securities Trust 2018-
GS9 A4, 3.992%,
03/10/2051 736,076
0.6
500,000
(1)(2)
GSAT Trust 2025-
BMF B, 6.292%,
(TSFR1M + 1.950%),
07/15/2040 501,635
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
300,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 5.876%,
07/15/2029 $ 308,056
0.2
500,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY D,
7.192%, (TSFR1M +
2.850%),
03/15/2042 500,431
0.4
1,000,000
(1)(2)
KSL Commercial
Mortgage Trust
2024-HT2 A, 5.884%,
(TSFR1M + 1.542%),
12/15/2039 1,001,193
0.7
3,418,718
(1)(2)(4)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.846%,
03/10/2050 21,313
0.0
70,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 62,089
0.0
500,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE C, 6.583%,
(TSFR1M + 2.241%),
11/15/2041 502,728
0.4
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
5.834%,
03/15/2038 1,002,992
0.7
13,350,081
9.9
Total Commercial
Mortgage-Backed
Securities
(Cost $13,304,500)
13,350,081
9.9
ASSET-BACKED SECURITIES : 7.3%
Cayman Islands : 7.2%
750,000
(1)(2)
Barings CLO Ltd.
2019-4A CR, 6.518%,
(TSFR3M + 2.200%),
07/15/2037 753,968
0.6
850,000
(1)(2)
Barings CLO Ltd.
2024-1A A, 5.955%,
(TSFR3M + 1.630%),
01/20/2037 852,554
0.6
500,000
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
6.544%, (TSFR3M +
2.212%),
10/22/2030 500,580
0.4
500,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.987%, (TSFR3M
+ 1.662%),
04/19/2034 500,469
0.4
550,000
(1)(2)
CBAM Ltd. 2017-
1A AR2, 5.715%,
(TSFR3M + 1.390%),
01/20/2038 551,503
0.4
400,000
(1)(2)
CBAM Ltd. 2017-
1A CR2, 6.425%,
(TSFR3M + 2.100%),
01/20/2038 401,939
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
450,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
5.542%, (TSFR3M +
1.220%),
01/17/2038 $ 450,435
0.3
1,000,000
(1)(2)
Dryden 49 Senior
Loan Fund 2017-
49A CR, 6.641%,
(TSFR3M + 2.312%),
07/18/2030 1,002,350
0.7
1,000,000
(1)(2)
Elevation Clo Ltd.
2021-13A C1R,
6.318%, (TSFR3M +
2.000%),
07/15/2034 989,226
0.7
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 6.569%,
(TSFR3M + 2.250%),
07/23/2037 503,352
0.4
450,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
6.518%, (TSFR3M +
2.200%),
10/16/2037 452,132
0.3
600,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 40
Ltd. 2021-40A C,
6.329%, (TSFR3M +
2.012%),
04/16/2033 600,930
0.5
300,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 6.418%,
(TSFR3M + 2.100%),
10/15/2037 301,559
0.2
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 6.331%,
(TSFR3M + 2.012%),
04/23/2034 250,328
0.2
650,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
6.729%, (TSFR3M +
2.412%),
01/15/2032 651,119
0.5
300,000
(1)(2)
Symphony CLO XXVI
Ltd. 2021-26A CR,
6.587%, (TSFR3M +
2.262%),
04/20/2033 300,445
0.2
600,000
(1)(2)
Venture XXVII CLO
Ltd. 2017-27A CR,
6.887%, (TSFR3M +
2.562%),
07/20/2030 601,367
0.5
9,664,256
7.2
United States : 0.1%
320,885
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 6.582%,
03/25/2036 150,501
0.1
Total Asset-Backed
Securities
(Cost $9,902,084)
9,814,757
7.3
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7.0%
Federal Home Loan Mortgage Corporation : 0.3%
(9)
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation:
(continued)
367,332
(9)
3.500
%,
01/01/2048 $ 335,037
0.3
36,447
(9)
4.000
%,
09/01/2045 34,021
0.0
37,418
(9)
4.000
%,
09/01/2045 35,152
0.0
58,085
(9)
4.000
%,
05/01/2046 54,715
0.0
458,925
0.3
Government National Mortgage Association : 2.5%
1,809,648
2.500
%,
05/20/2051 1,524,427
1.1
309,442
2.500
%,
05/20/2052 260,558
0.2
173,945
2.500
%,
08/20/2052 147,004
0.1
62,679
4.500
%,
08/20/2041 61,712
0.1
1,364,269
4.500
%,
05/20/2053 1,301,247
1.0
8,101
5.500
%,
03/20/2039 8,366
0.0
3,303,314
2.5
Tennessee Valley Authority : 0.0%
36,000
5.250
%,
02/01/2055 34,938
0.0
Uniform Mortgage-Backed Securities : 4.2%
4,557,687
2.000
%,
02/01/2052 3,581,243
2.7
15,558
2.500
%,
06/01/2030 15,007
0.0
21,516
2.500
%,
06/01/2030 20,743
0.0
9,150
2.500
%,
07/01/2030 8,817
0.0
69,031
3.500
%,
06/01/2034 67,198
0.1
759,306
3.500
%,
03/01/2043 700,441
0.5
37,844
4.000
%,
05/01/2045 35,650
0.0
673,286
4.000
%,
04/01/2049 630,984
0.5
64,481
4.500
%,
12/01/2040 63,591
0.0
110,620
4.500
%,
12/01/2040 109,275
0.1
159,547
5.000
%,
05/01/2042 161,095
0.1
207,000
(10)
5.500
%,
09/15/2055 205,750
0.2
5,599,794
4.2
Total U.S. Government
Agency Obligations
(Cost $10,101,442)
9,396,971
7.0
U.S. TREASURY OBLIGATIONS : 6.4%
United States Treasury Bonds : 0.9%
1,195,300
4.625
%,
02/15/2055 1,145,434
0.9
14,600
4.750
%,
02/15/2045 14,355
0.0
51,900
5.000
%,
05/15/2045 52,670
0.0
1,212,459
0.9
United States Treasury Notes : 5.5%
291,100
3.750
%,
05/15/2028 290,088
0.2
2,013,100
3.875
%,
07/31/2027 2,010,544
1.5
667,600
3.875
%,
07/15/2028 667,417
0.5
5,000
3.875
%,
06/30/2030 4,983
0.0
972,800
3.875
%,
07/31/2030 969,342
0.7
6,000
3.875
%,
08/15/2034 5,806
0.0
11,000
4.000
%,
03/31/2030 11,027
0.0
42,200
4.000
%,
04/30/2032 41,899
0.1
2,050,000
4.000
%,
07/31/2032 2,032,543
1.5
1,373,100
4.250
%,
05/15/2035 1,361,193
1.0
7,394,842
5.5
Total U.S. Treasury
Obligations
(Cost $8,553,875)
8,607,301
6.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $54,395)
$ 60,618
0.0
Total Long-Term
Investments
(Cost $126,970,579)
122,214,682
90.8
SHORT-TERM INVESTMENTS : 7.8%
Repurchase Agreements : 1.1%
1,000,000
(12)
Citadel Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.430%,
due 08/01/2025
(Repurchase
Amount $1,000,121,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.000%, Market Value
plus accrued interest
$1,020,126, due
08/14/25-05/15/55)
1,000,000
0.7
42,950
(12)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase Amount
$42,955, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $43,809, due
04/15/27-11/15/54)
42,950
0.0
192,799
(12)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase
Amount $192,822,
collateralized
by various U.S.
Government
Securities, 0.125%-
4.750%, Market
Value plus accrued
interest $196,655, due
02/15/41-08/15/52)
192,799
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
263,038
(12)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
07/31/2025, 4.360%,
due 08/01/2025
(Repurchase
Amount $263,069,
collateralized
by various U.S.
Government
Securities, 2.875%-
4.625%, Market
Value plus accrued
interest $268,299, due
04/30/29-05/15/32)
$ 263,038
0.2
Total Repurchase
Agreements
(Cost $1,498,787)
1,498,787
1.1
Commercial Paper : 5.1%
600,000
BASF SE,
4.770
%,
09/30/2025 595,251
0.4
1,300,000  Dominion Resources I,
4.600
%,
08/07/2025 1,298,855
1.0
550,000
Fiserv, Inc.,
4.640
%,
08/08/2025 549,441
0.4
800,000
Fiserv, Inc.,
4.650
%,
08/11/2025 798,880
0.6
2,600,000
Sysco Corp.,
4.640
%,
08/01/2025 2,599,670
1.9
1,000,000  Volkswagen Group of
America Finance LLC,
4.540
%,
08/05/2025 999,378
0.8
Total Commercial
Paper
(Cost $6,842,401)
6,841,475
5.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
2,171,000
(13)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $2,171,000) $ 2,171,000 1.6
Total Short-Term
Investments
(Cost $10,512,188)
10,511,262
7.8
Total Investments in
Securities
(Cost $137,482,767) $ 132,725,944 98.6
Assets in Excess of
Other Liabilities 1,857,137 1.4
Net Assets $ 134,583,081 100.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of July 31,
2025.
(3)
Security, or a portion of the security, is on loan.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of July 31, 2025.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of July 31, 2025.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(10)
Represents or includes a TBA transaction.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of July 31, 2025.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 20.4%
Sovereign Bonds 16.7
Commercial Mortgage-Backed Securities 9.9
Financial 7.8
Asset-Backed Securities 7.3
U.S. Government Agency Obligations 7.0
U.S. Treasury Obligations 6.4
Consumer, Non-cyclical 3.2
Consumer, Cyclical 2.9
Industrial 2.0
Utilities 1.9
Energy 1.9
Technology 1.4
Communications 1.0
Basic Materials 1.0
Purchased Options 0.0
Short-Term Investments 7.8
Assets in Excess of Other Liabilities 1.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 31,109,336 $ — $ 31,109,336
Collateralized Mortgage Obligations — 27,427,403 — 27,427,403
Sovereign Bonds — 22,448,215 — 22,448,215
Commercial Mortgage-Backed Securities — 13,350,081 — 13,350,081
Asset-Backed Securities — 9,814,757 — 9,814,757
U.S. Government Agency Obligations — 9,396,971 — 9,396,971
U.S. Treasury Obligations — 8,607,301 — 8,607,301
Purchased Options — 60,618 — 60,618
Short-Term Investments 2,171,000 8,340,262 — 10,511,262
Total Investments, at fair value $ 2,171,000 $ 130,554,944 $ — $ 132,725,944
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 2,055,040 — 2,055,040
Forward Foreign Currency Contracts — 200,617 — 200,617
Forward Premium Swaptions — 293,168 — 293,168
Futures 206,087 — — 206,087
OTC Total Return Swaps — 22,935 — 22,935
OTC volatility swaps — 53,150 — 53,150
Total Assets $ 2,377,087 $ 133,179,854 $ — $ 135,556,941
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (1,601,117) $ — $ (1,601,117)
Forward Foreign Currency Contracts — (1,353,856) — (1,353,856)
Forward Premium Swaptions — (151,792) — (151,792)
Futures (351,615) — — (351,615)
OTC interest rate swaps — (32,759) — (32,759)
OTC Total Return Swaps — (91,118) — (91,118)
Written Options — (232,532) — (232,532)
Total Liabilities $ (351,615) $ (3,463,174) $ — $ (3,814,789)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CAD 4,225,733 USD 3,096,571 Bank of America N.A. 09/19/25 $ (39,744)
USD 1,301,465 BRL 7,187,105 Barclays Bank PLC 09/12/25 31,199
USD 359,121 MYR 1,510,425 Barclays Bank PLC 09/12/25 4,852
KRW 1,995,037,317 USD 1,473,777 Barclays Bank PLC 09/12/25 (40,764)
USD 138,465 JPY 20,292,973 Barclays Bank PLC 09/19/25 3,174
EUR 24,377,443 USD 28,500,308 Barclays Bank PLC 09/19/25 (592,138)
USD 522,031 BRL 2,937,210 BNP Paribas 09/12/25 2,902
CNY 60,054,811 USD 8,422,976 BNP Paribas 09/12/25 (28,629)
JPY 68,253,992 USD 465,929 BNP Paribas 09/19/25 (10,887)
JPY 1,730,330,191 USD 11,738,937 BNP Paribas 09/19/25 (203,005)
USD 134,369 PLN 485,795 Brown Brothers Harriman & Co. 09/12/25 4,829
HKD 547,037 USD 70,089 Brown Brothers Harriman & Co. 09/12/25 (146)
SGD 386,044 USD 304,620 Brown Brothers Harriman & Co. 09/12/25 (6,366)
AUD 7,324 USD 4,786 Brown Brothers Harriman & Co. 09/19/25 (75)
EUR 166,221 USD 191,200 Brown Brothers Harriman & Co. 09/19/25 (905)

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
DKK 1,857,498 USD 291,240 Brown Brothers Harriman & Co. 09/19/25 $ (6,206)
SEK 4,895,511 USD 508,025 Brown Brothers Harriman & Co. 09/19/25 (6,384)
CHF 632,052 USD 797,750 Brown Brothers Harriman & Co. 09/19/25 (14,951)
USD 524,464 IDR 8,525,941,080 Citibank N.A. 09/12/25 8,372
USD 231,953 CZK 4,858,793 Deutsche Bank AG 09/12/25 6,119
USD 391,770 TRY 18,475,861 Deutsche Bank AG 11/10/25 (24,458)
PEN 953,537 USD 267,682 Goldman Sachs International 09/12/25 (2,582)
PEN 995,328 USD 279,555 Goldman Sachs International 09/12/25 (2,836)
USD 448,645 BRL 2,555,485 Goldman Sachs International 09/12/25 (3,017)
RON 651,309 USD 150,767 Goldman Sachs International 09/12/25 (4,662)
CLP 115,578,233 USD 124,808 Goldman Sachs International 09/12/25 (5,969)
EGP 17,359,323 USD 334,476 Goldman Sachs International 09/30/25 11,794
TRY 18,452,355 USD 391,770 Goldman Sachs International 11/10/25 23,928
USD 2,998,474 BRL 18,664,000 Goldman Sachs International 01/05/26 (210,700)
USD 621,106 COP 2,499,548,174 JPMorgan Chase Bank N.A. 09/12/25 26,334
MXN 14,890,931 USD 786,065 JPMorgan Chase Bank N.A. 09/12/25 (155)
USD 2,855,213 PEN 10,148,396 Morgan Stanley Capital Services LLC 09/12/25 33,784
USD 492,835 MXN 9,214,529 Morgan Stanley Capital Services LLC 09/12/25 6,512
HUF 53,585,311 USD 157,117 Morgan Stanley Capital Services LLC 09/12/25 (4,545)
USD 478,588 JPY 69,683,401 Nomura Global Financial Products Inc. 09/19/25 14,016
JPY 42,636,091 USD 290,492 Nomura Global Financial Products Inc. 09/19/25 (6,242)
USD 492,640 MXN 9,214,529 Standard Chartered Bank 09/12/25 6,318
USD 491,164 MXN 9,214,529 Standard Chartered Bank 09/12/25 4,841
ILS 642,658 USD 190,243 Standard Chartered Bank 09/12/25 (1,014)
AUD 2,269,303 USD 1,486,750 Standard Chartered Bank 09/19/25 (27,070)
GBP 5,164,360 USD 6,927,925 Standard Chartered Bank 09/19/25 (104,409)
BRL 1,146,842 USD 202,493 State Street Bank and Trust Co. 09/12/25 202
NOK 1,801,156 USD 176,979 State Street Bank and Trust Co. 09/19/25 (2,709)
NZD 395,535 USD 236,696 State Street Bank and Trust Co. 09/19/25 (3,288)
USD 1,166,928 THB 37,648,494 UBS AG 09/12/25 11,214
USD 10,953 JPY 1,608,944 Wells Fargo Securities LLC 09/19/25 227
$ (1,153,239)
At July 31, 2025, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 17 09/15/25 $ 1,172,385 $ (968)
Australia 10-Year Bond 4 09/15/25 292,500 371
Canada 10-Year Bond 22 09/18/25 1,913,568 (23,521)
Euro-Bobl 5-Year 52 09/08/25 6,959,088 (50,219)
Euro-Buxl 30-year German Government Bond 17 09/08/25 2,277,220 (59,420)
Euro-OAT 49 09/08/25 6,894,234 (74,507)
Euro-Schatz 78 09/08/25 9,528,912 (31,583)
Long Gilt 14 09/26/25 1,703,962 17,869
Long-Term Euro-BTP 28 09/08/25 3,858,719 2,162
U.S. Treasury 2-Year Note 42 09/30/25 8,693,344 (7,299)
U.S. Treasury 10-Year Note 70 09/19/25 7,774,375 46,168
U.S. Treasury Long Bond 25 09/19/25 2,854,688 62,197
U.S. Treasury Ultra Long Bond 14 09/19/25 1,642,374 46,105
$ 55,565,369 $ (72,645)
Short Contracts:
Euro-Bund (8) 09/08/25 (1,184,110) 10,433
Japanese Government Bonds 10-Year Mini (26) 09/11/25 (2,379,828) 12,615
U.S. Treasury 5-Year Note (40) 09/30/25 (4,326,874) (23,763)
U.S. Treasury Ultra 10-Year Note (66) 09/19/25 (7,463,156) (72,168)
$ (15,353,968) $ (72,883)

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
At July 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.592 % Annual 05/08/28 GBP 1,100,000 $ (2,654) $ (2,654)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 Annual 04/14/52 GBP 1,800,000 (1,069,144) (1,069,144)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 3.904 Annual 10/17/27 GBP 2,000,000 12,907 12,907
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 3,586,082,000 67,325 67,325
Pay 1-day Secured Overnight Financing Rate Annual 3.933 Annual 05/05/45 USD 647,355 (14,329) (14,329)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 08/08/29 USD 1,200,000 (20,920) (20,938)
Pay 1-day Secured Overnight Financing Rate Monthly 3.150 Monthly 10/27/47 USD 1,465,000 (191,216) (191,155)
Pay 1-day Secured Overnight Financing Rate Monthly 3.098 Monthly 08/08/32 USD 1,600,000 (52,400) (58,123)
Pay 1-day Secured Overnight Financing Rate Monthly 3.040 Monthly 05/08/31 USD 2,500,000 (68,747) (68,056)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 35,958 35,958
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 159,601 159,601
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.803 Annual 09/13/25 GBP 800,000 475 475
Receive 1-day Overnight Tokyo Average Rate Annual 1.978 Annual 04/01/55 JPY 20,000,000 11,876 11,876
Receive 1-day Overnight Tokyo Average Rate Annual 1.487 Annual 08/08/54 JPY 75,000,000 95,867 95,867
Receive 1-day Overnight Tokyo Average Rate Annual 1.678 Annual 10/21/54 JPY 80,000,000 80,962 80,962
Receive 1-day Overnight Tokyo Average Rate Annual 1.440 Annual 06/19/44 JPY 90,000,000 54,669 54,669
Receive 1-day Overnight Tokyo Average Rate Annual 1.970 Annual 05/12/55 JPY 175,000,000 106,662 106,662
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 255,346 8,188 8,188
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 538,563 5,292 5,292
Receive 1-day Secured Overnight Financing Rate Annual 4.580 Annual 11/29/44 USD 828,600 (3,530) (3,530)
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 947,000 35,791 35,791
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 210,449 210,449
Receive 1-day Secured Overnight Financing Rate Monthly 3.562 Monthly 11/03/26 USD 4,000,000 16,649 16,624
Receive 1-day Secured Overnight Financing Rate Annual 3.750 Annual 05/21/30 USD 4,000,000 (28,342) (28,342)
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 4,000,000 (25,136) (25,136)
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 129,750 129,750
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 71,343 71,343
Receive 1-day Secured Overnight Financing Rate Monthly 3.121 Monthly 02/08/28 USD 5,000,000 55,583 57,009
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 5,000,000 1,369 1,369
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 7,000,000 (108,888) (108,888)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 7,000,000 98,958 98,958
Receive 1-day Secured Overnight Financing Rate Annual 3.956 Annual 02/01/27 USD 10,000,000 (10,822) (10,822)
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 793,965 793,965
$ 457,511 $ 453,923
At July 31, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
7-day China Fixing
Repo Rates Quarterly BNP Paribas 1.436% Quarterly 04/24/30 CNY 41,023,000 $ (32,759) $ — $ (32,759)
$ (32,759) $ — $ (32,759)
At July 31, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/11/25 JPY 1,000,000,000 $ (91,118) $ — $ (91,118)

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/26/25 JPY 700,000,000 $ 22,348 $ — $ 22,348
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 09/26/25 JPY 500,000,000 587 — 587
$ (68,183) $ — $ (68,183)
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At July 31, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. BRL Spot Exchange
Rate 15.300% Bank of America N.A. 01/05/26 USD 1,157,000 $ 1,557 $ 1,557
Pay
USD vs. BRL Spot Exchange
Rate 18.300% Goldman Sachs International 06/24/26 USD 1,978,000 10,219 10,219
Pay
EUR vs. USD Spot Exchange
Rate 8.400%
Morgan Stanley Capital Services
LLC 02/10/26 USD 3,205,000 26,463 26,463
Pay
USD vs. BRL Spot Exchange
Rate 15.300%
Morgan Stanley Capital Services
LLC 01/05/26 USD 578,000 778 778
Receive
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 3,205,000 14,133 14,133
$ 53,150 $ 53,150
At July 31, 2025, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount Cost
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 104.000% 10/15/25 USD $ 1,001,000 $ 5,406 $ 4,466
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Receive 104.000% 10/15/25 USD 1,683,000 8,583 7,509
$13,989 $ 11,975
At July 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.500% 09/17/25 USD $ 1,300,000 $ (7,605) $ (8,872)
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.500% 09/17/25 USD 907,000 (5,442) (6,190)
Put on 5-Year
Credit Default
Swap
Deutsche Bank
AG
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.500% 09/17/25 USD 548,000 (3,469) (3,740)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.000% 09/17/25 USD 1,324,000 (9,334) (7,115)

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap Citibank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.000% 10/15/25 USD $ 1,001,000 $ (9,731) $ (8,561)
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 106.000% 10/15/25 USD 1,683,000 (15,589) (14,394)
$(51,170) $(48,872)
At July 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put EUR UBS AG 10/10/25 1.160 USD 1,331,000 $ 11,553 $ 24,769
Call USD vs. Put JPY BNP Paribas 08/01/25 149.000 USD 1,331,000 3,847 15,248
Call USD vs. Put JPY Goldman Sachs International 10/13/25 125.000 USD 53,000 4,478 133
Put USD vs. Call JPY Morgan Stanley Capital Services LLC 10/13/25 125.000 USD 53,000 4,652 133
$ 24,530 $ 40,283
At July 31, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call COP vs. Put USD Morgan Stanley Capital Services LLC 10/07/25 4000.000 USD 761,000 $ 13,588 $ (4,033)
Call INR vs. Put USD Goldman Sachs International 05/12/27 89.420 USD 951,000 26,628 (14,669)
Call USD vs. Put BRL BNP Paribas 06/10/26 6.300 USD 1,331,000 53,866 (47,204)
Call USD vs. Put BRL Morgan Stanley Capital Services LLC 10/06/25 5.600 USD 1,350,000 28,431 (40,244)
Call USD vs. Put EUR UBS AG 10/10/25 1.140 USD 1,331,000 5,790 (12,834)
Call USD vs. Put INR Goldman Sachs International 05/12/27 89.420 USD 951,000 26,628 (32,932)
Call USD vs. Put JPY Deutsche Bank AG 08/01/25 149.000 USD 1,331,000 13,141 (13,141)
$ 168,072 $ (165,057)
At July 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 2,843,000 $ 15,876 $ 8,360
$ 15,876 $ 8,360
At July 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 1,422,000 $ 11,711 $ (4,943)
Put on 2-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.700%
1-day Secured Overnight
Financing Rate 10/03/25 USD 3,590,000 5,780 (6,830)
Put on 2-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.700%
1-day Secured Overnight
Financing Rate 10/03/25 USD 3,590,000 5,744 (6,830)
$ 23,235 $ (18,603)
At July 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Receive
1-day Secured Overnight
Financing Rate 07/16/27 USD 1,456,800 $ (65,009) $ 5,801
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 2,495,000 — 35,322

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 2,367,400 $ (99,431) $ (33,495)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 (548,800) 83,571
Put on 10-Year
Interest Rate Swap Bank of America N.A. 4.103% Pay
1-day Secured Overnight
Financing Rate 07/16/27 USD 1,456,800 (65,010) (10,028)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) 166,102
$ (2,107,064) $ 247,273
At July 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Goldman Sachs
International 4.540% Pay
1-day Secured Overnight
Financing Rate 07/30/35 USD 711,000 $ 63,172 $ (238)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.540% Pay
1-day Secured Overnight
Financing Rate 07/30/35 USD 711,000 63,190 (226)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 2,495,000 45,160 (76,558)
Put on 10-Year
Interest Rate Swap
Goldman Sachs
International 4.540% Receive
1-day Secured Overnight
Financing Rate 07/30/35 USD 711,000 63,172 1,180
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 2,367,400 99,431 (26,335)
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.540% Receive
1-day Secured Overnight
Financing Rate 07/30/35 USD 711,000 63,190 1,192
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 2.150% Receive 3-month EUR-EURIBOR 07/21/26 EUR 14,216,000 19,793 (4,912)
$ 417,108 $ (105,897)
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EGP
—
Egyptian Pound
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
Currency Abbreviations:
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of July 31, 2025 (Unaudited) (continued)

Voya Global Bond Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,674,656
Gross Unrealized Depreciation (8,431,479)
Net Unrealized Depreciation $ (4,756,823)